Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,535,391
Total Corporate Bonds (identified cost $2,080,000)		$ 1,535,391

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):
5.00%, 6/15/35	$1,000	$ 1,124,700
5.00%, 6/15/36	1,140	1,279,490
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 4.00%, 10/15/34	400	412,008
Green Bonds, 4.00%, 10/15/38	750	747,240
Green Bonds, 5.00%, 4/15/33	400	462,256
		$ 4,025,694
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$845	$ 845,744
		$ 845,744
Education — 10.8%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$ 257,493
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	300	315,294
5.00%, 5/1/29	540	565,364
5.00%, 5/1/30	635	661,835
5.00%, 5/1/31	450	468,040
5.00%, 5/1/32	1,095	1,133,785
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	185,940
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/31	240	224,501
4.00%, 6/15/41	315	269,104
Security	Principal Amount (000's omitted)	Value
Education (continued)
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	$250	$ 238,935
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	247,368
5.00%, 10/1/32	260	272,997
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(1)	430	438,806
5.00%, 6/1/59(1)	1,600	1,605,648
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49(2)	2,000	1,850,567
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,732,813
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,817,662
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29	150	161,555
5.00%, 7/1/32	275	296,293
5.00%, 7/1/46	375	388,864
New York Dormitory Authority, (New York University):
4.00%, 7/1/37	1,500	1,503,765
4.00%, 7/1/38	1,125	1,123,594
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/37	1,450	1,602,105
5.00%, 7/1/40	1,265	1,390,033
New York Dormitory Authority, (State University of New York):
5.00%, 7/1/30	750	856,087
5.00%, 7/1/31	650	747,597
5.00%, 7/1/32	400	463,380
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/45	1,320	1,427,422
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
Series 2021A, 5.00%, 9/1/36	100	107,606
Series 2021A, 5.00%, 9/1/37	130	139,604
Series 2021A, 5.00%, 9/1/38	125	133,799
Series 2021A, 5.00%, 9/1/39	125	133,525
Series 2021A, 5.00%, 9/1/40	100	106,579
Series 2021A, 5.00%, 9/1/41	125	132,966
Series 2021B, 5.00%, 9/1/34	235	253,915
Series 2021B, 5.00%, 9/1/35	230	247,975
Series 2021B, 5.00%, 9/1/36	250	269,015
Series 2021B, 5.00%, 9/1/37	260	279,209
Series 2021B, 5.00%, 9/1/38	210	224,782

Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
St. Lawrence County Industrial Development Agency, NY, (Clarkson University): (continued)
Series 2021B, 5.00%, 9/1/39	$200	$ 213,640
Series 2021B, 5.00%, 9/1/40	250	266,447
Series 2021B, 5.00%, 9/1/41	250	265,933
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/37	1,250	1,334,712
5.00%, 9/1/38	3,925	4,181,420
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	758,578
		$ 39,296,552
Electric Utilities — 7.4%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/38	$2,900	$ 2,889,415
4.00%, 9/1/41	2,030	2,004,402
5.00%, 9/1/32	750	852,030
5.00%, 9/1/35	2,400	2,650,440
5.00%, 9/1/39	2,500	2,739,500
New York Power Authority, Green Bonds, 4.00%, 11/15/50	7,925	7,644,138
Utility Debt Securitization Authority, NY:
5.00%, 6/15/26	2,485	2,622,942
5.00%, 12/15/26	2,600	2,775,734
5.00%, 12/15/33	2,895	3,016,966
		$ 27,195,567
Escrowed/Prerefunded — 3.3%
Geneva Development Corp., NY, (Hobart and William Smith Colleges), Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,250	$ 1,257,238
Sales Tax Asset Receivable Corp., NY:
Prerefunded to 10/15/24, 5.00%, 10/15/27	5,000	5,333,550
Prerefunded to 10/15/24, 5.00%, 10/15/28	5,000	5,333,550
		$ 11,924,338
General Obligations — 7.2%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 363,686
2.00%, 11/15/34	430	366,059
2.00%, 11/15/35	490	394,867
East Irondequoit Central School District, NY, 4.00%, 6/15/27	275	296,016
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	796,546
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
East Meadow Union Free School District, NY: (continued)
2.00%, 6/15/34	$970	$ 794,294
3.00%, 6/15/32	920	890,854
New York City, NY:
5.00%, 8/1/27	2,000	2,250,080
5.50%, 5/1/44	2,500	2,865,700
5.50%, 5/1/46	2,600	2,971,904
New York Thruway Authority, 4.00%, 1/1/41	3,000	2,880,330
North Hempstead, NY, 2.00%, 9/15/35	170	134,004
Pelham Union Free School District, NY:
2.00%, 11/1/31	2,180	1,950,642
2.00%, 11/1/32	1,445	1,264,317
2.00%, 11/1/33	530	453,198
2.00%, 11/1/34	2,015	1,692,540
2.00%, 11/1/35	2,225	1,783,360
Puerto Rico, 5.625%, 7/1/29	1,000	1,075,620
Suffolk County, NY, 5.00%, 6/15/31	1,775	2,024,370
Valley Stream, NY:
2.25%, 5/15/27	250	236,173
2.375%, 5/15/28	255	238,213
Westchester County, NY, 2.00%, 10/15/33	510	419,184
		$ 26,141,957
Hospital — 7.4%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$ 752,570
5.00%, 10/1/33	730	782,188
5.00%, 10/1/34	750	801,832
5.00%, 10/1/35	800	853,616
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	505	428,922
5.00%, 11/1/37	1,615	1,680,133
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	528,755
New York Dormitory Authority, (Catholic Health System Obligated Group):
4.00%, 7/1/38	975	809,825
4.00%, 7/1/39	1,130	929,448
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	779,332
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	5,000	5,188,600

Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	$3,480	$ 3,608,899
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	2,837,910
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/30(1)	4,500	4,754,970
5.00%, 12/1/32(1)	2,200	2,297,768
		$ 27,034,768
Housing — 1.2%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$ 1,471,620
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	738,584
New York Mortgage Agency, 3.65%, 4/1/32	115	114,207
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	194,589
5.00%, 6/1/28	550	576,004
5.00%, 6/1/29	160	166,766
5.00%, 6/1/42	1,250	1,261,837
		$ 4,523,607
Industrial Development Revenue — 3.6%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$395	$ 400,988
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,886,373
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	808,300
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	4,165	4,220,686
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	3,681,240
		$ 12,997,587
Insured - Education — 2.7%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,819,614
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/31	1,800	2,049,048
		$ 9,868,662
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.7%
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/26	$2,250	$ 2,502,855
		$ 2,502,855
Insured - Escrowed / Prerefunded — 2.5%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,229,073
		$ 9,229,073
Insured - General Obligations — 3.6%
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/28	$620	$ 654,875
Monroe County, NY:
(AGM), 5.00%, 6/1/29	300	346,674
(AGM), 5.00%, 6/1/30	1,420	1,657,836
Nassau County, NY:
(AGM), 4.00%, 4/1/47	3,140	3,053,870
(AGM), 5.00%, 4/1/38	4,025	4,462,477
Oyster Bay, NY:
(AGM), 4.00%, 8/1/28	1,995	1,998,970
(AGM), 5.00%, 8/1/25	1,000	1,077,830
		$ 13,252,532
Insured - Lease Revenue/Certificates of Participation — 0.1%
New York Dormitory Authority, (St. Lawrence-Lewis):
(BAM), 4.00%, 8/15/27	$195	$ 208,325
(BAM), 4.00%, 8/15/29	225	242,021
		$ 450,346
Insured - Other Revenue — 1.8%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/29	$1,500	$ 1,655,820
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	1,690	1,221,904
(AGM), 3.00%, 3/1/39	3,620	3,062,049
(AGM), 3.00%, 3/1/40	720	601,812
		$ 6,541,585
Insured - Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 297,569
(AGM), (AMT), 5.00%, 5/1/31	350	377,381
(AGM), (AMT), 5.00%, 5/1/32	450	483,813

Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste (continued)
Onondaga County Resource Recovery Agency, NY: (continued)
(AGM), (AMT), 5.00%, 5/1/33	$375	$ 402,397
(AGM), (AMT), 5.00%, 5/1/34	500	535,445
		$ 2,096,605
Insured - Transportation — 0.8%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	$2,720	$ 2,880,698
		$ 2,880,698
Lease Revenue/Certificates of Participation — 2.6%
Erie Industrial Development Authority, NY, (School District Buffalo Project):
5.00%, 5/1/25	$2,000	$ 2,152,540
5.00%, 5/1/26	1,000	1,097,440
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	3,855	4,121,458
Green Bonds, 4.00%, 2/15/44	2,000	1,930,060
		$ 9,301,498
Other Revenue — 3.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,065	$ 3,419,835
Build NYC Resource Corp., NY, (Children's Aid Society):
4.00%, 7/1/36	125	124,954
4.00%, 7/1/37	165	163,411
4.00%, 7/1/38	150	147,723
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,063,070
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	3,560	3,741,987
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	2,000	1,925,900
		$ 11,586,880
Senior Living/Life Care — 3.8%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$1,650	$ 1,561,180
5.25%, 11/1/30	830	881,244
5.25%, 11/1/31	675	715,014
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,610,070
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	155,150
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.): (continued)
Series 2020B, 5.00%, 12/1/40	$2,000	$ 2,068,660
Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	100	102,741
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,100,638
5.00%, 1/1/34	1,485	1,499,494
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	289,502
5.00%, 7/1/28	640	684,506
5.00%, 7/1/29	250	266,992
		$ 13,935,191
Special Tax Revenue — 12.3%
Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 4.00%, 11/15/35	$1,250	$ 1,329,775
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38(2)	1,500	1,501,157
4.00%, 5/1/41	3,000	2,974,290
4.00%, 2/1/43	4,000	3,927,280
4.00%, 8/1/48(2)	2,000	1,936,855
5.00%, 5/1/39	2,160	2,315,542
5.00%, 11/1/39	2,195	2,373,848
5.00%, 5/1/42	2,200	2,342,318
5.00%, 2/1/47	1,500	1,635,900
5.00%, 2/1/47	2,190	2,388,414
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/41	1,500	1,471,770
4.00%, 3/15/47	2,595	2,527,789
5.00%, 2/15/48	975	1,054,960
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	1,960	2,105,746
5.00%, 3/15/40	4,000	4,311,600
(AMT), 5.00%, 3/15/33	890	970,002
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	4,250	4,114,850
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/42	2,500	2,447,075
5.00%, 3/15/39	2,000	2,176,180
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,145	1,128,363
		$ 45,033,714

Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 18.2%
Albany County Airport Authority, NY:
(AMT), 5.00%, 12/15/24	$1,000	$ 1,051,700
(AMT), 5.00%, 12/15/25	500	532,160
(AMT), 5.00%, 12/15/26	1,000	1,077,690
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	216,800
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,920,305
New York Thruway Authority:
4.00%, 1/1/45	2,425	2,301,082
5.00%, 1/1/37	775	841,596
Series 2016A, 5.00%, 1/1/33	3,125	3,347,281
Series 2019B, 5.00%, 1/1/33	1,910	2,118,897
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,278,929
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/41	400	375,504
4.00%, 12/1/42	2,100	1,953,210
5.00%, 12/1/33	500	527,020
(AMT), 4.00%, 12/1/40	100	92,377
(AMT), 5.00%, 12/1/28	2,000	2,121,680
(AMT), 5.00%, 12/1/35	550	573,392
(AMT), 5.00%, 12/1/38	1,500	1,564,170
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,251,660
(AMT), 5.00%, 4/1/28	525	568,034
(AMT), 5.00%, 4/1/29	275	298,433
(AMT), 5.00%, 4/1/30	460	495,245
(AMT), 5.00%, 4/1/31	180	192,416
Port Authority of New York and New Jersey:
4.00%, 11/1/39	1,100	1,093,367
4.00%, 11/1/49	5,000	4,924,200
5.00%, 9/1/37	4,000	4,406,880
6.125%, 6/1/94	2,500	2,647,900
(AMT), 4.00%, 3/15/30	2,500	2,539,375
(AMT), 4.00%, 9/1/38	1,000	955,960
(AMT), 5.00%, 10/15/24	1,750	1,849,260
(AMT), 5.00%, 10/15/35	1,520	1,610,790
(AMT), 5.00%, 11/15/37	1,250	1,321,675
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/26(2)	5,000	5,461,500
5.00%, 11/15/51	7,545	8,122,268
		$ 66,632,756
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 3.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/37	$1,000	$ 1,003,200
4.00%, 6/15/41	1,000	994,030
5.00%, 6/15/35	1,130	1,210,332
5.00%, 6/15/40	1,100	1,202,080
5.00%, 6/15/50	3,025	3,290,716
Series 2020 GG-1, 5.00%, 6/15/48	1,920	2,083,411
Western Nassau County Water Authority, NY:
Green Bonds, 4.00%, 4/1/34	275	280,277
Green Bonds, 4.00%, 4/1/35	325	329,030
Green Bonds, 5.00%, 4/1/30	125	145,201
Green Bonds, 5.00%, 4/1/31	140	164,339
Green Bonds, 5.00%, 4/1/32	225	262,442
Green Bonds, 5.00%, 4/1/33	275	319,262
		$ 11,284,320
Total Tax-Exempt Municipal Obligations (identified cost $375,296,837)		$358,582,529

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,344,850
		$ 4,344,850
Hospital — 0.4%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,375	$ 1,306,896
		$ 1,306,896
Total Taxable Municipal Obligations (identified cost $6,388,856)		$ 5,651,746

Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.1%
Security	Units	Value
Other Revenue — 0.1%
CMS Liquidating Trust(3)(4)	400	$ 513,756
Total Miscellaneous (identified cost $1,280,000)		$ 513,756
Total Investments — 100.3% (identified cost $385,045,693)		$366,283,422
Other Assets, Less Liabilities — (0.3)%		$ (923,164)
Net Assets — 100.0%		$365,360,258
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $13,987,720 or 3.8% of the Fund's net assets.
(2)	When-issued security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 12.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.7% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	9/21/22	$(15,664,625)	$83,655
					$83,655
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
New York Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 1,535,391	$ —	$ 1,535,391
Tax-Exempt Municipal Obligations	—	358,582,529	—	358,582,529
Taxable Municipal Obligations	—	5,651,746	—	5,651,746
Miscellaneous	—	—	513,756	513,756
Total Investments	$ —	$365,769,666	$513,756	$366,283,422
Futures Contracts	$83,655	$ —	$ —	$ 83,655
Total	$83,655	$365,769,666	$513,756	$366,367,077
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.